*Manager*
*Securities Operations*

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTMB

03026941

1- 08899

NYSE

August 7, 2003

AUG - 7 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
AUG 08 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Claire's Stores, Inc., Rights to Purchase Series A Junior Participating Preferred Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 7, 2003.

Sincerely,